S000095310 [Member] Expense Example, No Redemption - S000095310 [Member] - C000264029 [Member]	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	$ 113